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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        ] is a restatement.
                                         ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Adrian Bruengger

Title:  SIGNING AUTHORITY
Phone:  41 (01) 267 67 00

Signature, Place, and Date of Signing:          /s/ Adrian Bruengger
                                                --------------------------------
                                                Schaffhausen, Switzerland,
                                                November 7, 2005



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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.



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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           4

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $1,473,346
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Name

        1       Biotech Focus N.V.

        2       Biotech Invest N.V.

        3       Biotech Target N.V.

        4       Biotech Growth N.V.



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                                 BB BIOTECH AG

                           FORM 13F INFORMATION TABLE


  COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5             COLUMN 6     COLUMN 7             Column 8
  --------       --------   --------  --------          --------             --------     --------             --------
                                                                                                             VOTING AUTHORITY
                 TITLE OF                VALUE     SHS OR      SH/   PUT/    INVESTMENT     OTHER
NAME OF ISSUER    CLASS       CUSIP     (X$1000)    PRN AMT    PRN   CALL    DISCRETION    MANAGERS      SOLE      SHARED   NONE
--------------   --------     -----     --------    -------    ---   ----    ----------    --------      ----      ------   ----

Amgen               COM     031162100    83,654    1,050,000   SH             DEFINED        1        1,050,000     NONE    NONE

Anadys              COM     03252Q408    19,992    1,873,700   SH             DEFINED        3        1,873,700     NONE    NONE
Pharmaceuticals

Auxilium            COM     05334D107     2,770      556,150   SH             DEFINED        4         556,150      NONE    NONE
Pharmaceuticals

Biogen              COM     09062X103   197,400    5,000,000   SH             DEFINED        1        5,000,000     NONE    NONE
Idec

Celgene             COM     151020104   263,452    4,850,000   SH             DEFINED        2        4,850,000     NONE    NONE

Elan Corp           COM     284131208    21,264    2,400,000   SH             DEFINED        2        2,400,000     NONE    NONE

Genentech           COM     368710406    79,157     940,000    SH             DEFINED        1         940,000      NONE    NONE

Genzyme             COM     372917104   113,979    1,591,000   SH             DEFINED        1        1,591,000     NONE    NONE

Gilead              COM     375558103   288,118    5,908,900   SH             DEFINED        1        5,908,900     NONE    NONE

Incyte              COM     45337C102    14,100    3,000,000   SH             DEFINED        3        3,000,000     NONE    NONE

OSI                 COM     671040103    64,328    2,200,000   SH             DEFINED        2        2,200,000     NONE    NONE
Pharmaceuticals

Sepracor            COM     817315104   182,869    3,100,000   SH             DEFINED        1        3,100,000     NONE    NONE

The Medicines       COM     584688105   104,249    4,530,600   SH             DEFINED        3        4,530,600     NONE    NONE
Company

Theravance          COM     88338T104    24,877    1,182,367   SH             DEFINED        4        1,182,367     NONE    NONE

Vertex              COM     92532F100    13,136      587,757   SH             DEFINED        3          587,757     NONE    NONE
Pharmaceuticals
